INCOME TAX EXPENSE (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2024 SGD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	17.00%	17.00%	17.00%
Statutory income tax	$ (76,914)	$ (104,488)	$ 16,809
Net operating losses	$ 6,432,552			$ 8,738,622
Homes to Life International Pte Ltd [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	75.00%	75.00%
Statutory income tax		$ 10,000
Homes to Life Pte Ltd [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	50.00%	50.00%
Statutory income tax		$ 190,000